Income Taxes (Reconciliation of Statutory to Effective Income Tax Rate) (Details)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
AmpliPhi Biosciences Corporation [Member]
U.S. federal statutory income tax rate	21.00%	34.00%
Fair value of derivative liabilities	0.20%	3.60%
Foreign rate differential	0.30%	(4.40%)
Stock-based compensation	(0.30%)	(1.00%)
State taxes, net of federal benefit	0.30%	(1.70%)
Effect of change in federal tax rate	(0.30%)	(184.20%)
Australia refundable R&D tax offset	(4.60%)	(2.40%)
NOL and credit expiration	(20.30%)
Change in reserve of uncertain tax positions	3.20%
Change in valuation allowance	3.40%	170.90%
All other	(0.10%)	(5.60%)
Effective income tax rate	2.80%	9.20%
C3J [Member]
U.S. federal statutory income tax rate	21.00%	34.00%
Stock-based compensation	0.00%	(7.90%)
Loss on sale of foreign subsidiary	0.00%	6.60%
State taxes, net of federal benefit	7.00%	13.80%
Effect of change in federal tax rate	0.00%	(97.00%)
Change in valuation allowance	(28.00%)	50.50%
Effective income tax rate	0.00%	0.00%